FILED VIA EDGAR

March 23, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust

Dear Sir or Madam:

On behalf of the Ultimus Managers Trust, we hereby file, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Trust’s registration statement for the APEXcm Small/Mid Cap Growth Fund on Form N-1A.

Please contact me at 513.587.3451 if you have any questions regarding this filing.

Very truly yours,

Frank L. Newbauer
Assistant Vice-President